Note 18 - Related Parties (Tables)	12 Months Ended
Dec. 31, 2021
Statement Line Items [Line Items]
Disclosure of transactions between related parties [text block]
	Year ended December 31,
[US$ thousands]	2019	2020	2021
Sales of goods and services:
Beijing OFY	-	543	1,069
Kunlun Tech	15	-	-
Mobimagic Digital Tech	-	496	-
Nanobank	303	693	-
nHorizon	146	133	456
OPay	24,121	13,819
Powerbets	2,210	-	-
Star X	150	-	-
Purchases of goods and services:
Kunlun Tech	(2,254)	(2,367)	(2,207)
Mobimagic Digital Tech	(26,267)	(9,719)	-
Nanobank	(25,923)	(23,007)	-
nHorizon	(193)	-	-
Other transactions:
OPay:
- Investment in preferred shares	7,131	-	-
Wisdom Connection III Holding:
- Sale of shares in OPay	500	-	-
Nanobank:
- Contribution of subsidiaries and receivables (Note 12)	-	264,936	-
	As of December 31, 2020		As of December 31, 2021
[US$ thousands]	Receivables	Payables	Receivables	Payables
Beijing OFY	51	-	46	-
Kunlun Tech	582	(1,546)	781	(794)
Mobimagic Digital Tech	3,848	-	-	-
Nanocred Cayman	138	-	-	-
nHorizon	278	(556)	734	(571)
OPay	5,615	(166)	589	(140)
Wisdom Connection III Holding	500	-	500	-
Total	11,012	(2,268)	2,650	(1,505)